Fair value measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Short-term investments (i)	$ 362,640	$ 946,543
Recurring [Member]
Assets
Short-term investments (i)	362,640	946,543
Equity investment with readily determinable fair values (ii)	1,179	25,480
Total	363,819	972,023
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments (i)	185,130	212,795
Equity investment with readily determinable fair values (ii)	1,179	25,480
Total	186,309	238,275
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments (i)	177,510	682,697
Equity investment with readily determinable fair values (ii)	0
Total	$ 177,510	682,697
Recurring [Member] | Level 3 [Member]
Assets
Short-term investments (i)		51,051
Total		$ 51,051